Common Stock - Schedule of Warrants Outstanding (Details) - $ / shares	Mar. 31, 2021	Jan. 20, 2021	Jan. 04, 2021	Dec. 31, 2020	Nov. 30, 2020
Vendor Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)			$ 1.75	$ 1.75	$ 1.75
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)				$ 0.10
Common Class A [Member] | Vendor Warrants [Member]
Class of Warrant or Right [Line Items]
Shares (in shares)	462,335
Exercise Price (in dollars per share)	$ 1.75
Common Class A [Member] | Debt Warrants [Member]
Class of Warrant or Right [Line Items]
Shares (in shares)	98,723
Exercise Price (in dollars per share)	$ 6.96
Common Class A [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Shares (in shares)	6,695,915	6,708,333
Exercise Price (in dollars per share)	$ 11.50	$ 11.50
Common Class A [Member] | Parent Warrants [Member]
Class of Warrant or Right [Line Items]
Shares (in shares)	888,143	888,143
Exercise Price (in dollars per share)	$ 11.50